Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Equity (Deficit)
NOTE 22.	EQUITY (DEFICIT)

A.	Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
During 2021, Petróleos Mexicanos received Ps. 316,354,129 in Certificates of Contribution “A” from the Mexican Government to help improve PEMEX’s financial position.
During 2020, Petróleos Mexicanos received Ps. 46,256,000 in Certificates of Contribution “A” from the Mexican Government to help improve PEMEX’s financial position.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447
Increase in Certificates of Contribution “A” during 2020		46,256,000

Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during 2021		316,354,129

Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576

Mexican Government contributions made in the form of Certificates of Contribution “A” during 2021 totaled Ps. 316,354,129 and were designated for the construction of the Dos Bocas Refinery and for the payment of debt, as follows:

Date	Construction of the Dos Bocas Refinery		Payment of debt
January 22	Ps.	12,000,000		—
February 11		10,000,000		—
February 24		—		32,062,000
March 5		7,000,000		—
March 26		2,000,000		—
April 5		5,000,000		—
April 26		2,050,000		—
May 3		7,000,000		—
May 4		—		32,062,000
June 21		4,000,000		—
July 5		4,000,000		—
July 22		3,780,000		—
August 2		—		32,596,000
August 9		1,500,000		—
August 17		1,500,000		—
August 25		2,000,000		—
August 31		4,000,000		—
September 10		1,500,000		—
September 17		2,000,000		—
September 27		1,800,000		—
October 5		1,500,000		—
October 12		2,400,000		—
October 19		1,000,000		—
October 26		1,000,000		—
November 5		1,000,000		—
November 16		1,000,000		—
November 19		—		32,615,539
November 22		1,000,000		—
November 26		1,355,290		—
December 8		6,300,000		—
December 13		1,000,000		—
December 20		—		73,233,300
December 22		2,000,000		—
December 27		17,000,000		—
December 30		6,100,000		—

Total	Ps.	113,785,290	Ps.	202,568,839

B.	Mexican Government contributions
During 2021 and 2020 there were no Mexican Government contributions apart from Certificates of Contribution “A”.

C.	Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
During 2021 and 2020, there were no changes to the legal reserve.

D.	Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the periods ended December 31, 2021 and 2020 PEMEX recognized net actuarial losses in other comprehensive income (loss) net of deferred income tax for Ps. 205,401,008 and Ps. (19,178,587), respectively, which included net of deferred income tax of Ps. (13,582,084) and Ps. (1,100,733), respectively, related to retirement and post-employment benefits. The variation related to retirement and post-employment benefits was the result of a
n
in
crease in the discount and return on plan assets rates from 7.08% as of December 31, 2020 to 8.46% as of December 31, 2021.

E.	Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the
Ley de Concursos Mercantiles
(“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.

F.	Uncertainty related to going concern
The consolidated financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in normal course of business. However, substantial doubt about PEMEX’s ability to continue as a going concern exists.
Facts and conditions
PEMEX has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties and other taxes, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fund its operations and capital expenditure programs. As a result, PEMEX’s indebtedness has increased significantly, and its working capital has deteriorated. In recent years, PEMEX’s level of indebtedness relative to its oil reserves has increased substantially and has been financially supported by the Mexican Government.
In 2020 and 2021, certain ratings agencies downgraded PEMEX’s credit rating, mainly driven by the effects of COVID-19, as well the volatility of the crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating, impacting PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2022 and 2023. The recent Mexican Government’s economic policies of subsidizing gasoline price to local consumers may have an impact on public finances, restraining the Government cash availability and increasing the uncertainty of cash available for PEMEX. These conditions have negatively impacted PEMEX´s financial performance and also its liquidity position.
PEMEX recognized a net loss of Ps. 294,775,877, Ps. 509,052,065 and Ps. 282,112,024, during 2021, 2020 and 2019, respectively. In addition, as of December 31, 2021 and 2020, PEMEX had a negative equity of Ps. 2,170,000,783, and Ps. 2,404,727,030, respectively, mainly due to continuous net losses, and a negative working capital of Ps. 464,254,286 and Ps. 442,550,332, as of December 31, 2021 and 2020, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the
Decreto de Presupuesto de Egresos de la Federación
 (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2022 authorized PEMEX to have a negative financial balance budget of Ps. 62,750,000. This shortfall does not consider payments of principal of PEMEX’s debt due in 2022. PEMEX has short-term debt principal maturities (including interest payable) of Ps.492,283,613 as of December 31, 2021.
The combined effect of the above-mentioned events indicates substantial doubt about PEMEX’s ability to continue as a going concern.

Actions-
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity:
PEMEX has requested
to receive scheduled equity contributions from the Mexican Government during 2022 and 2023, through the Ministry of Energy, which are subject to changes in the main reference variables used in the preparation of PEMEX’s 2022 budget, and the financial capacity of the Federal Government. The resources from these contributions will be used to pay the 2022 and 2023 short-term maturities. PEMEX has received Ps. 45,437,538 as of March 31, 2022 for this purpose.

Given the current scenario of high international prices in oil and its derivatives, along with the Mexican Government policy of keeping the public prices of gasoline below inflation, PEMEX’s operating income may be affected and equity contributions to PEMEX could be compromised. This situation is mitigated by the application of the tax credit decree, published on March 4, 2022, which will allow Pemex to substantially recover the value of the difference between the sale price and its international reference price.
It is expected that PEMEX will be subject to a lower tax burden in 2022 and 2023, since the profit-sharing duty rate decreased to 40% in 2022 from 54% in 2021.
In addition, PEMEX may raise funds from the markets in accordance with prevailing conditions, to refinance its debt.
Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities and loans guaranteed by export credit agencies. PEMEX also established in conjunction with development and commercial banks Cadenas Productivas PEMEX Plus (Productive Chains Plus Program) to aid for the payment to suppliers and contractors.
The Revenue Law for 2022 also authorized PEMEX to incur a net additional indebtedness up to Ps. 65,000,000 (Ps. 27,242,000 and U.S. $1,860,000), which is considered as public debt by the Mexican Government and may be used to partially cover its negative financial balance.
PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.
Further, on March 22, 2021, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2021-2025 (the “2021-2025 Business Plan”).
Prices of crude oil, natural gas and petroleum products have begun to recover in the first months of 2022, and economic activity has begun to increase.
Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance with financial ratios.
As a reference, PEMEX prepared its consolidated financial statements as of December 31, 2021 and 2020 on a going concern basis. There are certain conditions that have generated important uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

G.	Non-controlling interest
Until April 2020, the non-controlling interest in HJ BARRERAS was also presented. In May 2020, PMI HBV, a majority shareholder of HJ BARRERAS, transferred to Cruise Yacht Yard Co, Ltd, a company belonging to the acquirer of the vessel under construction by HJ BARRERAS, the corporate and economic rights derived from its 51.0 % of shareholding in HJ BARRERAS, through the conclusion of various contracts (i) of usufruct of shares, and (ii) shares purchase and share sale options, in exchange for a net amount of € 5,100 (Ps. 134,716). To ensure that PMI HBV did not pay the penalty arising from a guarantee granted by HJ BARRERAS shareholders, Cruise Yacht Yard Co, Ltd, assumed payment of the latter and its value was included in the total price of the assets (advance amounts) amounting to € 8,400.
PMI HBV’s payment of the guarantee gave a right of recovery that becomes a participatory loan for HJ BARRERAS. As of the payment, the expiration period of the options for the purchase and sale of the shares between the two parties may take place on January 1, 2022, or earlier when the construction of that vessel is completed.
Therefore, as of May 2020, PMI HBV does not maintain control over HJ BARRERAS and Petróleos Mexicanos does not consolidate HJ BARRERAS’ financial information in its financial statements.
As of April 30, 2020, HJ BARRERAS’ total assets amounted to Ps. 1,558,000; total liabilities amounted to Ps. 2,945,300, respectively; and negative capital (of which 49.0% corresponded to non-controlling interest) amounted to Ps. 1,387,300. The negative capital amount as of April 30, 2020 included Ps. 224,500 of losses generated by HJ BARRERAS during the period from January 1 to April 30, 2020 (of which 49.0% corresponded to the non-controlling interest). This operation resulted in a profit in the consolidated income statement of Ps. 833,038.
On July 31, 2020, Cruise Yacht Yard Co, Ltd exercised its purchase and sale option.
PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controlling interest.”
As of December 31, 2021, 2020 and 2019 non-controlling interest represented losses of Ps. 128,502, Ps. 369,692 and Ps.141,793, respectively, in PEMEX’s equity (deficit).